Stockholders' Equity - Equity Awards Available For Grant (Detail) - shares		6 Months Ended	12 Months Ended
		Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Equity awards available for grant
Beginning balance		709,263	500,358	363,832
Awards authorized			5,250,000	10,285,961
Options granted			(649,000)	(3,103,240)
Options canceled/expired	[1]		1,858,162	3,896,909
Ending balance			709,263	500,358
RSUs
Equity awards available for grant
Shares granted (in shares)		(6,546,327)	(8,180,020)	(12,013,428)
Shares Cancelled (in shares)			1,929,763	1,070,324

[1]	(1) Included in options canceled/expired are 39,584 shares which were repurchased from one employee during the year ended January 31, 2017 for an aggregate amount of $0.1 million.